Collaborative Arrangements (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Sales			$ 5,684,717	$ 194,321
Distribution Agreement [Member] | Hong Kong [Member]
Percentage of revenue generated in sale of items			50.00%
Percentage of allocation to distributor for overhead			10.00%
Due to the distributor			$ 0